SUMMARY OF PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses And Other Receivables
Other receivables	$ 4,500	$ 5,585
VAT receivable	12,482	16,227
Prepayments	225,360	130,126
Prepaid expenses and other receivables	$ 242,342	$ 151,938